Notes Payable, Related Parties (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 06, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accrued interest				$ 18,026	$ 7,792
Chief Executive Officer [Member]
Unsecured loan	$ 10,000
Board of Directors Chairman [Member]
Unsecured loan	10,000
Directors [Member]
Unsecured loan	10,000
Notes Payable, Related Parties [Member]
Interest expense		$ 1,200	$ 1,200	$ 2,400	$ 1,170
Notes Payable, Related Parties [Member] | Chief Executive Officer [Member]
Unsecured loan	$ 10,000
Interest rate	8.00%
Notes Payable, Related Parties [Member] | Board of Directors Chairman [Member]
Unsecured loan	$ 10,000
Interest rate	8.00%
Notes Payable, Related Parties [Member] | Directors [Member]
Unsecured loan	$ 10,000
Interest rate	8.00%